Summary of Significant Accounting Policies: Reclassifications Policy (Policies)	12 Months Ended
Dec. 31, 2016
Policies
Reclassifications Policy	(n) Reclassifications Certain reclassifications have been made to the prior year’s financial statements to conform to the current year’s presentation.